Condensed Consolidated Statements of Changes in Stockholders’ Equity (Unaudited) - USD ($)		Class A Ordinary Shares		Class B Ordinary Shares		Series A Convertible Preferred Shares	Additional Paid in Capital	[1]	Receivable from Shareholder	Accumulated Deficit		Accumulated Other Comprehensive (Loss) Income		Non- Controlling Interest	Total
Balance at Dec. 31, 2017		$ 314	[1]	$ 395	[1]		$ 12,503,046		$ (8,437,688)	$ (827,431)		$ (88,843)			$ 3,149,793
Balance (in Shares) at Dec. 31, 2017	[1]	3,140,388		3,949,993
Subscription payments									5,415,082						5,415,082
Net income (loss)										(2,771,208)					(2,771,208)
Other comprehensive income (loss)												(24,749)			(24,749)
Balance at Dec. 31, 2018		$ 314	[1]	$ 395	[1]		12,503,046		(3,022,606)	(3,598,639)		(113,592)			5,768,918
Balance (in Shares) at Dec. 31, 2018	[1]	3,140,388		3,949,993
Return of capital							(4,898,012)		3,022,606						(1,875,406)
Dividends declared										(4,994,616)					(4,994,616)
Net income (loss)										8,216,352					8,216,352
Other comprehensive income (loss)												75,637			75,637
Balance at Dec. 31, 2019		$ 314	[1]	$ 395	[1]		7,605,034			(376,903)		(37,955)			7,190,885
Balance (in Shares) at Dec. 31, 2019		3,140,388	[1]	3,949,993	[1]
Effect of reverse recapitalization, net of costs		$ 336	[1],[2]	$ 580	[1],[2]		(2,202,234)	[2]			[2]		[2]		(2,201,318)	[2]
Effect of reverse recapitalization, net of costs (in Shares)	[2]	3,357,574	[1]	5,801,221
Conversion of rights to ordinary shares upon the reverse recapitalization		$ 115	[1]		[1]		(115)
Conversion of rights to ordinary shares upon the reverse recapitalization (in Shares)	[1]	1,150,000
Net income (loss)			[1]		[1]					2,788,317					2,788,317
Other comprehensive income (loss)			[1]		[1]							20,560			20,560
Balance at Jun. 30, 2020		$ 765	[1]	$ 975	[1]		5,402,685			2,411,414		(17,395)			7,798,444
Balance (in Shares) at Jun. 30, 2020		7,647,962	[1]	9,751,214	[1]
Balance at Dec. 31, 2019		$ 314	[1]	$ 395	[1]		7,605,034			(376,903)		(37,955)			7,190,885
Balance (in Shares) at Dec. 31, 2019		3,140,388	[1]	3,949,993	[1]
Effect of reverse recapitalization, net of costs	[2]	$ 336	[1]	$ 580			(2,242,234)								(2,241,318)
Effect of reverse recapitalization, net of costs (in Shares)	[1],[2]	3,357,574		5,801,221
Conversion of rights to ordinary shares upon the reverse recapitalization		$ 115	[1]				(115)
Conversion of rights to ordinary shares upon the reverse recapitalization (in Shares)		1,150,000	[1]
Shares issued to prior D&O		$ 30	[1]				59,970								60,000
Shares issued to prior D&O (in Shares)		300,000	[1]
Shares issued in connection with August 2020 PIPE, net of costs		$ 165	[1]				2,530,536								2,530,701
Shares issued in connection with August 2020 PIPE, net of costs (in Shares)		1,650,000	[1]
Shares issued as a result of post-merger consideration adjustment		$ 3	[1]	$ 9	[1]		(12)
Shares issued as a result of post-merger consideration adjustment (in Shares)	[1]	29,591		91,882
2020 incentive shares granted and unissued							3,656,800								3,656,800
Detachable warrants issued in connection with December 2020 Convertible Debenture, net of costs							454,089								454,089
Beneficial conversion feature in connection with December 2020 Convertible Debenture							205,693								205,693
Net income (loss)										(2,575,459)					(2,575,459)
Other comprehensive income (loss)												20,487			20,487
Balance at Dec. 31, 2020		$ 963	[1]	$ 984	[1]		12,269,761			(2,952,362)		(17,468)			9,301,878
Balance (in Shares) at Dec. 31, 2020		9,627,553	[1]	9,843,096	[1]
Issuance of January 2021 Call Options for service					[1]		1,909,000								1,909,000
Conversion of Debenture into ordinary shares		$ 89	[1]		[1]		1,611,511								1,611,600
Conversion of Debenture into ordinary shares (in Shares)	[1]	889,667
Exercise of December 2020 Warrants		$ 1,420	[1]		[1]		27,398,580								27,400,000
Exercise of December 2020 Warrants (in Shares)	[1]	14,200,000
Exercise of August 2020 PIPE Warrants		$ 77	[1]		[1]		1,541,589								1,541,666
Exercise of August 2020 PIPE Warrants (in Shares)	[1]	770,833
Issuance of Series A Convertible Preferred Shares and detachable February 2021 Warrants, net of costs			[1]		[1]	$ 2,668,548	3,630,452								6,299,000
Issuance of Series A Convertible Preferred Shares and detachable February 2021 Warrants, net of costs (in Shares)						7,000
Beneficial conversion feature in connection with Series A Convertible Preferred Shares					[1]	$ 1,562,905	(1,562,905)
Issuance of ordinary shares in connection with 2020 Share Incentive Plan		$ 148	[1]		[1]		(148)
Issuance of ordinary shares in connection with 2020 Share Incentive Plan (in Shares)	[1]	1,486,504
Issuance of ordinary shares to Yun Tian		$ 36	[1]		[1]		777,935								777,971
Issuance of ordinary shares to Yun Tian (in Shares)	[1]	353,623
Exercise of January 2021 Call Options		$ 200	[1]		[1]		3,999,800								4,000,000
Exercise of January 2021 Call Options (in Shares)	[1]	2,000,000
Net income (loss)			[1]		[1]					(10,098,674)				(36,227)	(10,134,901)
Other comprehensive income (loss)			[1]		[1]							(25,065)			(25,065)
Balance at Jun. 30, 2021		$ 2,933	[1]	$ 984	[1]	$ 4,231,453	$ 51,575,575			$ (13,051,036)		$ (42,533)		$ (36,227)	$ 42,681,149
Balance (in Shares) at Jun. 30, 2021		29,328,180	[1]	9,843,096	[1]	7,000

[1]	Par value of ordinary shares, additional paid-in capital and share data have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1
[2]	As a result of the restatement the reverse recapitalization has been reduced by the fair value of approximately $2.2 million of Public Warrants and Private Warrants as a liability as of June 16, 2020 that is discussed in Note 1